Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 2,918	$ 3,631
Marketable securities – InterCure Ltd	3,379	2,411
Prepaid expenses and other current assets	274	79
Total current assets	6,571	6,121
NON-CURRENT ASSETS:
Fixed assets, net	2	2
Intangible assets, net	380	380
Non-current assets	382	382
Total assets	6,953	6,503
CURRENT LIABILITIES:
Accounts payable	258	254
NON-CURRENT LIABILITIES:
Warrants	3,413	2,637
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: authorized - June 30, 2021 (unaudited) and December 31, 2020 - 1,450,000,000 shares; issued and outstanding: June 30, 2021 (unaudited) 528,156,149,and December 31, 2020 - 514,205,799 (audited)	13,603	13,182
Additional paid in capital	146,106	146,015
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(156,447)	(155,605)
Total equity	3,282	3,612
Total liabilities and equity	$ 6,953	$ 6,503